Trade and other payables (Tables)	12 Months Ended
Jun. 30, 2024
Trade and other payables
Schedule of trade and other payables

	2024	2023
for the year ended 30 June	Rm	Rm
Trade payables	24 972	26 311
Capital project related payables[1]	861	1 155
Accrued expenses	4 045	4 712
Other payables (financial liabilities)	2 080	2 295
Related party payables	593	645
third parties	25	40
equity accounted investments	568	605

	32 551	35 118
Other payables (non-financial liabilities)[2]	7 664	9 228
Duties payable to revenue authorities	3 632	4 051
Value added tax	351	121
	44 198	48 518
1	Decrease mainly due to the development cost on the Production Sharing Agreement project in Mozambique nearing completion.
2	Other payables (non-financial liabilities) include employee-related payables.